Assumptions used to Value Options (Detail) (ZAR)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price - Rand			119.17
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)			46.40%
Expected term	0 years	0 years	5 years 10 months 24 days
Historical dividend yield			1.70%
Weighted average risk free interest rate			6.90%
Weighted average fair value - Rand			51.66
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)			64.10%
Expected term	0 years	0 years	3 years
Historical dividend yield			1.70%
Weighted average risk free interest rate			0.20%
Weighted average fair value - Rand			206.27